Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2011	$ (2,020,482)	$ 1,000	$ 33,111	$ 5,045,429	$ (7,100,022)
Beginning Balance, Shares at Dec. 31, 2011		1,000,000	33,111,054
Shares issued for Bronco acquisition	150,116		4,289	145,827
Shares issued for Bronco acquisition, Shares			4,289,029
Assumption of Bronco's assets	324,336			1,009,657	(685,321)
Assumption of Bronco's equity				(859,541)	715,312	144,229
Private placements of common stock	150,000		1,667	148,333
Private placements of common stock, Shares			1,666,667
Common stock issued for conversion of debt	1,422,328		11,547	1,410,781
Common stock issued for conversion of debt, Shares			11,546,701
Common stock issued for rent	13,500		150	13,350
Common stock issued for rent, Shares			150,000
Common stock issued for services	53,000		1,000	52,000
Common stock issued for services, Shares			1,000,000
Warrants issued	360,000			360,000
Conversion of preferred stock to common stock		(1,000)	500	500
Conversion of preferred stock to common stock, Shares		(1,000,000)	500,000
Shares or warrants issued for services	66,500
Sale of common stock	150,000
Net loss	(519,906)				(491,091)	(28,815)
Ending Balance at Dec. 31, 2012	(67,108)		52,264	7,326,336	(7,561,122)	115,414
Ending Balance, Shares at Dec. 31, 2012			52,263,451
Common stock issued for conversion of debt	750,000		3,000	747,000
Common stock issued for conversion of debt, Shares			3,000,000
Loss on disposal of discontinued operations	(115,414)					(115,414)
Stock-based compensation expense	5,818,208		26,000	5,792,208
Stock-based compensation expense, Shares			26,000,000
Shares or warrants issued for services	1,080,230		1,877	1,078,353
Shares or warrants issued for services, Shares			1,876,666
Sale of common stock	1,966,100		5,634	1,960,466
Sale of common stock, Shares			5,634,000
Issuance of warrant included in the convertible debt	776,487			776,487
Common stock issued upon exercise of warrants	425,000		4,250	420,750
Common stock issued upon exercise of warrants, Shares			4,250,000
Stock subscription receivable	(125,000)			(125,000)
Net loss	(9,297,253)				(9,297,253)
Ending Balance at Dec. 31, 2013	$ 1,211,250		$ 93,025	$ 17,976,600	$ (16,858,375)
Ending Balance, Shares at Dec. 31, 2013			93,024,117